Financial Instruments - Schedule of Consolidated Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 4,457	$ 5,340
Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	1,409
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	3,048
Later Than One Year and Not Later Than Two Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	628
Later Than One Year and Not Later Than Two Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	625
Later Than One Year and Not Later Than Two Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	3
Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	628
Later Than Two Years and Not Later Than Three Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	628
Later Than Two Years and Not Later Than Three Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	0
Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	881
Later Than Three Years and Not Later Than Four Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	130
Later Than Three Years and Not Later Than Four Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	751
Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	1,192
Later Than Four Years and Not Later Than Five Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	2
Later Than Four Years and Not Later Than Five Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	1,190
More than 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	1,128
More than 5 Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	24
More than 5 Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,104